SEGMENTED INFORMATION (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended					6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENTED INFORMATION
Revenues	7,847		5,716			15,864	12,341
Commodity and gas distribution costs	(6,185)		(4,443)			(12,583)	(9,663)
Operating and administrative	(796)		(681)			(1,460)	(1,313)
Depreciation and amortization	(334)	(301)	(310)	(282)	(284)	(656)	(610)	(572)	(911)	(854)	(1,242)	(1,154)	(1,039)
Environmental costs, net of recoveries	(56)		(23)			(239)	(26)
Total operating income	476		259			926	729
Income/(loss) from equity investments	64	40	43	37	60	165	89	121	129	158	195	233	232
Other income/(expense)	(169)		(31)			(217)	55
Interest income/(expense)	(204)		(213)			(459)	(430)
Income taxes recovery/(expense)	(41)	(2)	18	25	(143)	(103)	(11)	(244)	(13)	(219)	(127)	(520)	(223)
Earnings	126	326	76	53	394	312	432	822	758	875	936	1,221	763
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(41)	(108)	(45)	(62)	(95)	62	(125)	(162)	(233)	(224)	(229)	(407)	174
Preference share dividends	(43)		(23)			(82)	(38)
Earnings attributable to Enbridge Inc. common shareholders	42	187	8	(10)	297	292	269	656	456	646	602	801	930
Additions to property, plant and equipment	1,599		1,183			3,056	1,999
Total Assets	51,068					51,068					46,800
Liquids Pipelines
SEGMENTED INFORMATION
Revenues	323		525			867	1,119
Operating and administrative	(252)		(243)			(490)	(455)
Depreciation and amortization	(103)		(97)			(203)	(191)
Environmental costs, net of recoveries	(51)					(51)
Total operating income	(83)		185			123	473
Income/(loss) from equity investments	36		6			61	7
Other income/(expense)	10		13			20	17
Interest income/(expense)	(73)		(66)			(144)	(128)
Income taxes recovery/(expense)	44		(29)			22	(76)
Earnings	(66)		109			82	293
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(1)		(1)			(2)	(2)
Earnings attributable to Enbridge Inc. common shareholders	(67)		108			80	291
Additions to property, plant and equipment	863		482			1,630	783
Total Assets	17,435					17,435					15,124
Gas Distribution
SEGMENTED INFORMATION
Revenues	495		429			1,561	1,346
Commodity and gas distribution costs	(212)		(140)			(878)	(700)
Operating and administrative	(135)		(129)			(269)	(256)
Depreciation and amortization	(79)		(84)			(158)	(167)
Total operating income	69		76			256	223
Other income/(expense)	1		4			2	(1)
Interest income/(expense)	(38)		(40)			(78)	(81)
Income taxes recovery/(expense)	(5)		(20)			(46)	(43)
Earnings	27		20			134	98
Earnings attributable to Enbridge Inc. common shareholders	27		20			134	98
Additions to property, plant and equipment	118		111			221	205
Total Assets	7,248					7,248					7,416
Gas Pipelines, Processing and Energy Services
SEGMENTED INFORMATION
Revenues	5,252		3,242			9,895	6,528
Commodity and gas distribution costs	(4,866)		(3,405)			(9,434)	(6,862)
Operating and administrative	(120)		(41)			(161)	(76)
Depreciation and amortization	(16)		(18)			(31)	(33)
Total operating income	250		(222)			269	(443)
Income/(loss) from equity investments	31		35			64	71
Other income/(expense)	5		9			20	22
Interest income/(expense)	(20)		(13)			(38)	(24)
Income taxes recovery/(expense)	(106)		79			(126)	157
Earnings	160		(112)			189	(217)
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests							(1)
Earnings attributable to Enbridge Inc. common shareholders	160		(112)			189	(218)
Additions to property, plant and equipment	128		208			266	372
Total Assets	6,270					6,270					5,349
Earnings (losses) from assets	(3)					(3)
Reclassification of additions to property, plant and equipment	42					58					342
Sponsored Investments
SEGMENTED INFORMATION
Revenues	1,777		1,520			3,541	3,348
Commodity and gas distribution costs	(1,107)		(898)			(2,271)	(2,101)
Operating and administrative	(282)		(259)			(542)	(519)
Depreciation and amortization	(131)		(108)			(255)	(213)
Environmental costs, net of recoveries	(5)		(23)			(188)	(26)
Total operating income	252		232			285	489
Income/(loss) from equity investments	14		12			27	27
Other income/(expense)	7		8			4	23
Interest income/(expense)	(98)		(96)			(191)	(194)
Income taxes recovery/(expense)	(63)		(47)			(75)	(92)
Earnings	112		109			50	253
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(40)		(44)			64	(122)
Earnings attributable to Enbridge Inc. common shareholders	72		65			114	131
Additions to property, plant and equipment	485		389			930	645
Total Assets	16,992					16,992					15,648
Earnings (losses) from assets			9				18
Corporate
SEGMENTED INFORMATION
Operating and administrative	(7)		(9)			2	(7)
Depreciation and amortization	(5)		(3)			(9)	(6)
Total operating income	(12)		(12)			(7)	(13)
Income/(loss) from equity investments	(17)		(10)			13	(16)
Other income/(expense)	(192)		(65)			(263)	(6)
Interest income/(expense)	25		2			(8)	(3)
Income taxes recovery/(expense)	89		35			122	43
Earnings	(107)		(50)			(143)	5
Preference share dividends	(43)		(23)			(82)	(38)
Earnings attributable to Enbridge Inc. common shareholders	(150)		(73)			(225)	(33)
Additions to property, plant and equipment	5		(7)			9	(6)
Total Assets	3,123					3,123					3,263
Interest Income - intersegment	101		86			193	164
Reclassification of additions to property, plant and equipment	(42)					(58)					(342)